Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
Office furniture and fixtures	$ 17,490	$ 11,977
Less: accumulated depreciation	(2,939)	(998)
Property and equipment, net	$ 14,551	$ 10,979
Predecessor [Member]
Office furniture and fixtures
Less: accumulated depreciation
Property and equipment, net